Property, Plant and Equipment: (Tables)	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
		Accumulated
	Cost	Depreciation	Net
March 31, 2022
Machinery and equipment	$1,602,133	$–	$1,602,133
Furniture and office equipment	423,813	(331,573)	92,240
Transportation equipment	326,788	(247,035)	79,753
Leasehold improvements	29,390	(26,554)	2,836
Mineral property	350,000	–	350,000
	$2,732,124	$(605,162)	$2,126,962

		Accumulated
	Cost	Depreciation	Net
December 31, 2021
Machinery and equipment	$1,602,133	$–	$1,602,133
Furniture and office equipment	423,813	(322,389)	101,424
Transportation equipment	326,788	(230,695)	96,093
Leasehold improvements	29,390	(25,362)	4,028
Mineral property	350,000	–	350,000
	$2,732,124	$(578,446)	$2,153,678

Machinery and equipment consists of a semi-autogenous grinding (SAG) mill and minor infrastructure equipment originally intended for use on the Brisas Project. We evaluate our equipment and mineral property to determine whether events or changes in circumstances have occurred that may indicate that the carrying amount may not be recoverable. We regularly obtain comparable market data for similar equipment as evidence that our equipment’s fair value less cost to sell is in excess of the carrying amount. No impairment write-downs of property, plant and equipment were recorded during the three months ended March 31, 2022 and 2021.